MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 88.7%
Advertising(a) – 1.2%
Advantage Sales & Marketing, Inc.(b)
$2,255,455	9.000%		11/15/30	$ 1,985,049
Clear Channel Outdoor Holdings, Inc.(b)
905,000	7.750		04/15/28	906,312
1,525,000	7.500		06/01/29	1,528,599
645,000	7.125		02/15/31	665,266
619,000	7.500		03/15/33	649,665
Dotdash Meredith, Inc.(b)
1,060,000	7.625		06/15/32	997,799
Lamar Media Corp.
5,762,000	3.750		02/15/28	5,641,286
Neptune Bidco U.S., Inc.(b)
5,300,000	9.290		04/15/29	5,400,329
3,687,000	9.500		02/15/33	3,757,274
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
959,000	4.250		01/15/29	931,918
2,641,000	4.625		03/15/30	2,553,187
2,439,000	7.375		02/15/31	2,525,146
Stagwell Global LLC(b)
11,202,000	5.625		08/15/29	10,895,401

				38,437,231

Aerospace & Defense – 1.2%
ATI, Inc.(a)
625,000	7.250		08/15/30	645,181
Bombardier, Inc.(b)
3,430,000	8.750	(a)	11/15/30	3,615,529
2,723,000	7.250	(a)	07/01/31	2,839,572
2,449,000	7.000	(a)	06/01/32	2,529,376
3,350,000	6.750	(a)	06/15/33	3,449,763
900,000	7.450		05/01/34	983,898
740,000	5.875	(a)	01/15/35	732,933
Moog, Inc.(a)(b)
1,595,000	5.500		10/15/34	1,548,793
TransDigm, Inc.(a)
3,003,000	6.750	(b)	08/15/28	3,026,423
150,000	4.625		01/15/29	147,179
4,748,000	6.375	(b)	03/01/29	4,804,454
8,176,000	6.625	(b)	03/01/32	8,317,036
525,000	6.000	(b)	01/15/33	524,685
2,025,000	6.375	(b)	05/31/33	2,024,474
652,000	6.250	(b)	01/31/34	658,487
2,570,000	6.750	(b)	01/31/34	2,609,963
425,000	6.125	(b)	07/31/34	420,104

				38,877,850

Agriculture(a)(b) – 0.0%
Darling Ingredients, Inc.
1,257,000	6.000		06/15/30	1,262,858

Airlines – 1.2%
Alaska Airlines, Inc.(a)(b)
2,509,000	6.500		06/01/31	2,493,294
Allegiant Travel Co.(a)(b)
5,081,000	7.125		07/01/31	5,154,725

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Airlines – (continued)
American Airlines, Inc.(a)(b)
$625,000	7.250%	02/15/28	$ 630,506
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
3,208,333	5.750	04/20/29	3,193,318
JetBlue Airways Corp./JetBlue Loyalty LP(a)(b)
9,394,000	9.875	09/20/31	8,173,720
United Airlines Holdings, Inc.(a)
1,135,000	4.875	03/01/29	1,117,918
1,000,000	5.375	03/01/31	987,540
United Airlines, Inc.(a)(b)
2,450,000	4.625	04/15/29	2,407,272
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(a)(b)
4,315,000	9.500	06/01/28	4,376,359
7,140,000	6.375	02/01/30	6,746,229
925,000	8.750	01/15/32	908,970
WestJet An Alberta Partnership(a)(b)
1,130,000	8.000	02/14/31	1,113,107

			37,302,958

Apparel(a)(b) – 0.9%
Beach Acquisition Bidco LLC(c) (PIK 10.750%, Cash 10.000%)
14,508,557	10.000	07/15/33	15,578,418
Champ Acquisition Corp.
2,582,000	8.375	12/01/31	2,695,092
Crocs, Inc.
690,000	4.125	08/15/31	634,800
Kontoor Brands, Inc.
1,300,000	4.125	11/15/29	1,244,217
Under Armour, Inc.
3,127,000	7.250	07/15/30	3,186,851
William Carter Co.
780,000	7.375	02/15/31	799,960
Wolverine World Wide, Inc.
3,550,000	4.000	08/15/29	3,347,898

			27,487,236

Automotive – 2.8%
Adient Global Holdings Ltd.(a)(b)
900,000	7.000	04/15/28	913,716
American Axle & Manufacturing, Inc.(a)(b)
675,000	6.375	10/15/32	671,476
1,275,000	7.750	10/15/33	1,254,791
Clarios Global LP/Clarios U.S. Finance Co.(a)(b)
4,065,000	6.750	02/15/30	4,171,950
4,804,000	6.750	09/15/32	4,867,797
Cooper-Standard Automotive, Inc.(a)(b)
6,209,000	9.250	03/01/31	6,338,023
Cyprium Corp./Cyprium Holdings Luxembourg SARL(a)(b)
775,000	6.125	04/15/31	770,001
1,200,000	6.375	04/15/34	1,184,772
Dorman Products, Inc.(a)(b)
1,060,000	6.250	06/15/34	1,064,357
Ford Motor Co.
3,028,000	4.750	01/15/43	2,320,205
625,000	7.400	11/01/46	635,944

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
Ford Motor Credit Co. LLC(a)
$2,250,000	4.271%	01/09/27	$ 2,245,005
425,000	5.800	03/08/29	427,724
425,000	5.875	11/07/29	428,387
Garrett Motion Holdings, Inc./Garrett LX I SARL(a)(b)
5,418,000	7.750	05/31/32	5,628,002
Goodyear Tire & Rubber Co.(a)
770,000	5.000	07/15/29	737,868
765,000	6.625	07/15/30	739,587
425,000	5.250	04/30/31	381,931
1,204,000	5.250	07/15/31	1,069,694
11,654,000	8.875	07/15/32	11,949,895
50,000	5.625	04/30/33	43,562
IHO Verwaltungs GmbH(a)(b)(c)
1,005,000	7.375	05/15/33	1,042,255
JB Poindexter & Co., Inc.(a)(b)
4,521,000	8.750	12/15/31	4,664,090
New Flyer Holdings, Inc.(a)(b)
3,287,000	9.250	07/01/30	3,517,189
Nissan Motor Acceptance Co. LLC(a)(b)
650,000	5.625	09/29/28	646,087
1,200,000	6.125	09/30/30	1,171,692
Nissan Motor Co. Ltd.(a)(b)
1,550,000	7.500	07/17/30	1,587,618
9,467,000	4.810	09/17/30	8,761,803
1,525,000	7.750	07/17/32	1,575,172
Phinia, Inc.(a)(b)
275,000	6.750	04/15/29	279,890
450,000	6.625	10/15/32	454,833
PM General Purchaser LLC(a)(b)
2,065,000	9.500	10/01/28	1,744,595
Qnity Electronics, Inc.(a)(b)
325,000	5.750	08/15/32	323,144
100,000	6.250	08/15/33	100,508
Realtruck Group, Inc.(a)(b)
1,956,600	6.250	07/31/31	348,568
Tenneco, Inc.(a)(b)
5,300,000	8.000	11/17/28	5,314,098
Titan International, Inc.(a)
1,735,000	7.000	04/30/28	1,731,356
Wabash National Corp.(a)(b)
3,068,000	4.500	10/15/28	2,861,370
ZF North America Capital, Inc.(a)(b)
1,620,000	7.500	03/24/31	1,628,829
1,810,000	6.875	04/23/32	1,776,135

			87,373,919

Banks(a) – 0.3%
Citigroup, Inc.(d)
(5 yr. CMT + 2.890%)
3,875,000	6.875	08/15/30	3,909,797
(5 yr. CMT + 3.001%)
695,000	6.625	02/15/31	696,904
Freedom Mortgage Corp.(b)
275,000	6.625	01/15/27	275,388

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks(a) – (continued)
$1,529,000	12.250%	10/01/30	$ 1,638,079
Intesa Sanpaolo SpA(b)(d) (1 yr. CMT + 2.600%)
525,000	4.198	06/01/32	492,051
Popular, Inc.
1,000,000	7.250	03/13/28	1,021,670

			8,033,889

Beverages(a)(b) – 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
3,146,000	6.250	04/01/29	3,159,654

Biotechnology(a)(b) – 0.1%
BioMarin Pharmaceutical, Inc.
460,000	5.500	02/15/34	448,592
Emergent BioSolutions, Inc.
1,304,000	3.875	08/15/28	1,204,609

			1,653,201

Building Materials(a) – 2.0%
Ameritex Holdco Intermediate LLC(b)
2,017,000	7.625	08/15/33	2,077,651
Builders FirstSource, Inc.(b)
3,174,000	5.000	03/01/30	3,078,907
5,248,000	4.250	02/01/32	4,776,257
535,000	6.375	03/01/34	525,477
Camelot Return Merger Sub, Inc.(b)
1,075,000	8.750	08/01/28	553,528
Cornerstone Building Brands, Inc.(b)
1,425,000	6.125	01/15/29	181,787
CP Atlas Buyer, Inc.(b)
2,804,000	9.750	07/15/30	2,523,264
EMRLD Borrower LP/Emerald Co-Issuer, Inc.(b)
5,865,000	6.625	12/15/30	5,965,291
Griffon Corp.
775,000	5.750	03/01/28	774,907
JELD-WEN, Inc.(b)
216,000	4.875	12/15/27	174,716
JH North America Holdings, Inc.(b)
1,849,000	5.875	01/31/31	1,846,726
1,717,000	6.125	07/31/32	1,721,224
Masterbrand, Inc.(b)
3,658,000	7.000	07/15/32	3,662,573
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(b)
1,325,000	6.750	04/01/32	1,305,364
MIWD Holdco II LLC/MIWD Finance Corp.(b)
520,000	5.500	02/01/30	481,276
Quikrete Holdings, Inc.(b)
5,276,000	6.375	03/01/32	5,339,892
4,675,000	6.750	03/01/33	4,736,523
Smyrna Ready Mix Concrete LLC(b)
6,090,000	6.000	11/01/28	6,084,702
2,830,000	8.875	11/15/31	2,963,972
Standard Building Solutions, Inc.(b)
1,374,000	6.500	08/15/32	1,378,672
1,620,000	6.250	08/01/33	1,602,455

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(a) – (continued)
Standard Industries, Inc.(b)
$1,010,000	4.750%		01/15/28	$ 1,003,768
6,228,000	4.375		07/15/30	5,885,335
4,725,000	3.375		01/15/31	4,246,688

				62,890,955

Chemicals(a) – 2.5%
ARC Falcon I, Inc./Arclin USA LLC/New Arclin U.S. Holding Corp.(b)
3,957,000	9.750		03/01/33	3,758,279
Ashland, Inc.
1,275,000	3.375	(b)	09/01/31	1,160,786
2,050,000	6.875		05/15/43	2,083,661
Avient Corp.(b)
4,030,000	7.125		08/01/30	4,093,432
2,201,000	6.250		11/01/31	2,218,784
Axalta Coating Systems LLC(b)
9,000	3.375		02/15/29	8,564
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2(b)
5,400,000	7.125		06/15/33	5,434,128
Celanese U.S. Holdings LLC
1,500,000	1.400		08/05/26	1,500,000
63,000	7.350		11/15/28	65,406
5,365,000	7.700		11/15/33	5,694,733
Cerdia Finanz GmbH(b)
1,988,000	9.375		10/03/31	1,767,730
Chemours Co.(b)
9,642,000	8.000		01/15/33	9,502,962
1,950,000	7.875		03/15/34	1,897,428
INEOS Finance PLC(b)
818,000	7.500		04/15/29	804,961
INEOS Quattro Finance 2 PLC(b)
1,081,000	9.625		03/15/29	959,582
Methanex U.S. Operations, Inc.(b)
500,000	6.250		03/15/32	505,805
NOVA Chemicals Corp.(b)
1,260,000	4.250		05/15/29	1,230,352
1,600,000	7.000		12/01/31	1,679,760
Nufarm Australia Ltd./Nufarm Americas, Inc.(b)
1,364,000	5.000		01/27/30	1,297,055
Olympus Water U.S. Holding Corp.(b)
2,720,000	4.250		10/01/28	2,627,139
1,925,000	6.250		10/01/29	1,899,340
875,000	7.250		06/15/31	885,360
4,150,000	6.750		08/01/32	4,040,731
9,225,000	7.250		02/15/33	9,035,519
Perimeter Holdings LLC(b)
900,000	6.250		01/15/34	884,799
SCIH Salt Holdings, Inc.(b)
2,505,000	6.625		08/15/31	2,502,996
2,510,000	8.000		08/15/32	2,496,170
SK Invictus Intermediate II SARL(b)
1,600,000	5.000		10/30/29	1,562,560

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(a) – (continued)
Solstice Advanced Materials, Inc.(b)
$375,000	5.625%		09/30/33	$ 367,121
Valvoline, Inc.(b)
6,530,000	3.625		06/15/31	5,955,164
WR Grace Holdings LLC(b)
2,260,000	7.375		03/01/31	2,244,112

				80,164,419

Coal(a)(b) – 0.2%
Coronado Finance Pty. Ltd.
1,650,000	9.250		10/01/29	1,386,033
SunCoke Energy, Inc.
3,938,000	4.875		06/30/29	3,759,215

				5,145,248

Commercial Services(a) – 4.8%
Allied Universal Holdco LLC(b)
4,651,000	7.875		02/15/31	4,832,947
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
3,131,000	6.000		06/01/29	3,106,171
3,493,000	6.875		06/15/30	3,568,204
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL(b)
3,875,000	4.625		06/01/28	3,823,772
5,022,000	4.625		06/01/28	4,942,452
Alta Equipment Group, Inc.(b)
2,790,000	9.000		06/01/29	2,670,895
AMN Healthcare, Inc.(b)
1,725,000	4.000		04/15/29	1,657,811
4,104,000	6.500		01/15/31	4,105,806
APi Group DE, Inc.(b)
2,616,000	4.750		10/15/29	2,555,727
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(b)
1,500,000	4.750		04/01/28	1,476,630
900,000	5.375		03/01/29	876,582
2,053,000	8.250		01/15/30	2,097,078
39,000	8.000		02/15/31	38,935
3,268,000	8.375		06/15/32	3,255,941
Belron U.K. Finance PLC(b)
5,190,000	5.750		10/15/29	5,189,066
Block, Inc.
4,932,000	5.625	(b)	08/15/30	4,908,228
275,000	6.500		05/15/32	278,064
2,814,000	6.000	(b)	08/15/33	2,792,811
Carriage Services, Inc.(b)
2,830,000	4.250		05/15/29	2,682,217
Carrix, Inc.(b)
3,595,000	6.125		08/01/33	3,579,146
Champions Financing, Inc.(b)
1,064,000	8.750		02/15/29	1,052,190
Cimpress PLC(b)
4,140,000	7.375		09/15/32	4,141,822
CompoSecure Holdings LLC(b)
550,000	5.625		02/01/33	528,099

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services(a) – (continued)
Dcli Bidco LLC(b)
$2,370,000	7.750%		11/15/29	$ 2,436,028
Deluxe Corp.(b)
5,016,000	8.000		06/01/29	5,058,084
2,130,000	8.125		09/15/29	2,206,488
HealthEquity, Inc.(b)
3,707,000	4.500		10/01/29	3,595,864
Herc Holdings, Inc.(b)
825,000	6.625		06/15/29	839,817
3,404,000	7.000		06/15/30	3,509,830
2,600,000	5.750		03/15/31	2,575,222
4,206,000	7.250		06/15/33	4,339,961
635,000	6.000		03/15/34	623,449
Hertz Corp.(b)
525,000	12.625		07/15/29	342,709
ION Platform Finance U.S., Inc.(b)
1,781,000	7.875		09/30/32	1,407,400
Korn Ferry(b)
4,093,000	4.625		12/15/27	4,069,875
Mavis Tire Express Services Topco Corp.(b)
9,042,000	6.500		05/15/29	8,909,263
NESCO Holdings II, Inc.(b)
4,895,000	5.500		04/15/29	4,864,945
PROG Holdings, Inc.(b)
4,615,000	6.000		11/15/29	4,511,624
RR Donnelley & Sons Co.(b)
2,030,000	9.500		08/01/29	2,105,191
Service Corp. International
550,000	5.125		06/01/29	545,616
1,425,000	3.375		08/15/30	1,318,225
900,000	4.000		05/15/31	841,239
75,000	5.750		10/15/32	74,465
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(b)
5,071,000	6.750		08/15/32	5,076,477
Synergy Infrastructure Holdings LLC(b)
2,711,000	7.875		12/01/30	2,834,676
1,035,000	7.000		07/15/34	1,043,839
TriNet Group, Inc.(b)
670,000	3.500		03/01/29	632,755
273,000	7.125		08/15/31	276,931
United Rentals North America, Inc.
2,084,000	4.875		01/15/28	2,075,810
3,500,000	4.000		07/15/30	3,322,690
1,576,000	3.875		02/15/31	1,474,600
2,075,000	3.750		01/15/32	1,896,467
625,000	5.375	(b)	11/15/33	608,512
Upbound Group, Inc.(b)
1,375,000	6.375		02/15/29	1,366,489
Veritiv Operating Co.(b)
2,810,000	10.500		11/30/30	2,883,285
VM Consolidated, Inc.(b)
768,000	5.500		04/15/29	718,149
VT Topco, Inc.(b)
935,000	8.500		08/15/30	955,243

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services(a) – (continued)
Wand NewCo 3, Inc.(b)
$7,540,000	7.625%	01/30/32	$ 7,748,707
Williams Scotsman, Inc.(b)
375,000	6.625	04/15/30	383,467

			151,633,986

Computers – 1.3%
Amentum Holdings, Inc.(a)(b)
3,662,000	7.250	08/01/32	3,761,533
CACI International, Inc.(a)(b)
2,220,000	6.375	06/15/33	2,236,717
Crowdstrike Holdings, Inc.(a)
1,050,000	3.000	02/15/29	997,353
Diebold Nixdorf, Inc.(a)(b)
3,551,000	7.750	03/31/30	3,694,354
Fortress Intermediate 3, Inc.(a)(b)
1,950,000	7.500	06/01/31	1,982,175
Insight Enterprises, Inc.(a)(b)
2,489,000	6.625	05/15/32	2,504,631
McAfee Corp.(a)(b)
5,175,000	7.375	02/15/30	4,386,123
NCR Atleos Corp.(a)(b)
2,925,000	9.500	04/01/29	3,105,355
NCR Voyix Corp.(a)(b)
1,775,000	5.125	04/15/29	1,724,164
Pitney Bowes, Inc.(a)(b)
3,388,000	7.250	03/15/29	3,416,933
Science Applications International Corp.(a)(b)
1,865,000	4.875	04/01/28	1,839,804
3,935,000	5.875	11/01/33	3,851,421
Seagate Data Storage Technology Pte. Ltd.(a)
375,000	5.875	07/15/30	380,816
1,395,000	9.625	12/01/32	1,529,534
143,000	5.750	12/01/34	141,164
Unisys Corp.(a)(b)
2,110,000	10.625	01/15/31	1,984,476
Zscaler, Inc.(e)
2,745,000	0.000	07/15/28	2,548,822

			40,085,375

Cosmetics & Personal Care(a) – 0.2%
P&L Development LLC/PLD Finance Corp.(b)(c) (PIK 3.500%, Cash 9.000%)
1,351,097	12.000	05/15/29	1,258,007
Perrigo Finance Unlimited Co.
2,984,000	5.150	06/15/30	2,822,864
1,037,000	4.900	12/15/44	756,792

			4,837,663

Distribution & Wholesale(a)(b) – 0.3%
Core & Main LP
765,000	6.000	07/01/34	760,976
RB Global Holdings, Inc.
1,787,000	6.750	03/15/28	1,806,460
674,000	7.750	03/15/31	696,532

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Distribution & Wholesale(a)(b) – (continued)
Resideo Funding II LLC
$10,000	6.500%	07/15/32	$ 10,004
Velocity Vehicle Group LLC
895,000	8.000	06/01/29	887,401
Windsor Holdings III LLC
6,620,000	8.500	06/15/30	6,894,465

			11,055,838

Diversified Financial Services(a) – 6.6%
Ally Financial, Inc.
4,864,000	6.700	02/14/33	4,952,525
Aretec Group, Inc.(b)
986,000	10.000	08/15/30	1,040,861
Atlanticus Holdings Corp.(b)
3,135,000	9.750	09/01/30	3,167,510
Azorra Finance Ltd.(b)
825,000	7.750	04/15/30	853,867
3,660,000	7.250	01/15/31	3,768,446
2,175,000	6.250	02/15/34	2,138,090
Bread Financial Holdings, Inc.(b)
4,322,000	6.750	05/15/31	4,407,273
Credit Acceptance Corp.(b)
5,180,000	6.625	03/15/30	5,180,829
CrossCountry Intermediate HoldCo LLC(b)
1,540,000	6.500	10/01/30	1,489,550
70,000	6.750	12/01/32	66,830
Encore Capital Group, Inc.(b)
3,815,000	8.500	05/15/30	4,041,382
4,599,000	6.625	04/15/31	4,615,464
7,737,000	6.625	06/01/32	7,747,522
Enova International, Inc.(b)
1,655,000	9.125	08/01/29	1,730,733
Focus Financial Partners LLC(b)
4,042,000	6.750	09/15/31	4,017,384
Freedom Funding Center LLC(b)(c) (PIK 13.000%, Cash 12.000%)
625,000	12.000	10/01/37	648,331
Freedom Mortgage Holdings LLC(b)
2,300,000	9.250	02/01/29	2,374,152
2,550,000	6.875	05/01/31	2,455,675
2,690,000	9.125	05/15/31	2,759,859
500,000	8.000	02/01/32	496,180
150,000	8.375	04/01/32	150,677
2,290,000	7.875	04/01/33	2,210,606
GGAM Finance Ltd.(b)
1,523,000	8.000	02/15/27	1,525,406
1,575,000	8.000	06/15/28	1,630,818
939,000	6.875	04/15/29	955,282
625,000	5.875	03/15/30	621,837
goeasy Ltd.(b)
675,000	7.625	07/01/29	642,222
1,090,000	7.375	10/01/30	995,628
238,000	6.875	02/15/31	212,303
Hightower Holding LLC(b)
3,353,000	9.125	01/31/30	3,491,311

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services(a) – (continued)
Jane Street Group/JSG Finance, Inc.(b)
$2,070,000	7.125%	04/30/31	$ 2,136,778
310,000	6.125	11/01/32	308,472
Jefferies Finance LLC/JFIN Co-Issuer Corp.(b)
575,000	5.000	08/15/28	556,485
2,274,000	6.625	10/15/31	2,231,954
Jefferson Capital Holdings LLC(b)
740,000	8.250	05/15/30	772,486
LD Holdings Group LLC(b)
375,000	6.125	04/01/28	300,641
Macquarie Airfinance Holdings Ltd.(b)
150,000	6.400	03/26/29	153,900
750,000	6.500	03/26/31	778,433
Navient Corp.
1,800,000	5.000	03/15/27	1,791,810
3,025,000	4.875	03/15/28	2,958,873
1,974,000	5.500	03/15/29	1,894,191
3,558,000	11.500	03/15/31	3,756,572
4,132,000	9.375	10/15/31	4,127,124
460,000	7.875	06/15/32	431,475
OneMain Finance Corp.
325,000	3.500	01/15/27	322,436
425,000	3.875	09/15/28	410,707
1,475,000	6.625	05/15/29	1,495,001
3,475,000	5.375	11/15/29	3,395,283
392,000	7.875	03/15/30	406,124
625,000	6.125	05/15/30	620,631
1,234,000	4.000	09/15/30	1,132,232
3,678,000	6.750	03/15/32	3,666,635
3,660,000	7.125	09/15/32	3,701,138
2,883,000	6.500	03/15/33	2,815,077
4,407,000	6.750	09/15/33	4,339,176
Osaic Holdings, Inc.(b)
1,750,000	6.750	08/01/32	1,755,408
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.(b)
1,140,000	7.750	05/15/31	1,128,976
PennyMac Financial Services, Inc.(b)
1,250,000	4.250	02/15/29	1,182,513
1,200,000	7.875	12/15/29	1,232,088
358,000	7.125	11/15/30	356,511
525,000	5.750	09/15/31	487,305
9,255,000	6.875	05/15/32	8,856,017
1,870,000	6.875	02/15/33	1,774,742
5,695,000	6.750	02/15/34	5,280,917
Phoenix Aviation Capital Ltd.(b)
5,248,000	9.250	07/15/30	5,441,546
PRA Group, Inc.(b)
200,000	8.375	02/01/28	202,686
2,353,000	5.000	10/01/29	2,230,385
6,640,000	8.875	01/31/30	6,839,864
Rfna LP(b)
270,000	7.875	02/15/30	269,819
Rocket Cos., Inc.(b)
375,000	6.500	08/01/29	380,573
8,880,000	6.125	08/01/30	8,950,685

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services(a) – (continued)
$1,905,000	6.125%		08/01/31	$ 1,913,592
3,242,000	6.375		08/01/33	3,263,494
1,625,000	6.500		06/15/34	1,640,746
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)
6,085,000	3.625		03/01/29	5,822,128
3,925,000	3.875		03/01/31	3,635,688
1,142,000	4.000		10/15/33	1,008,957
SLM Corp.
990,000	6.500		01/31/30	1,000,365
(Secured Overnight Financing Rate + 2.710%)
1,580,000	6.495	(d)	05/15/32	1,575,971
Stonebriar ABF Issuer LLC(b)
4,195,000	8.125		12/15/30	4,367,373
2,025,000	7.000		08/15/31	2,025,769
Stonex Escrow Issuer LLC(b)
2,879,000	6.875		07/15/32	2,920,602
Synchrony Financial
4,560,000	7.250		02/02/33	4,683,211
TrueNoord Capital DAC(b)
980,000	8.750		03/01/30	1,016,231
United Wholesale Mortgage LLC(b)
3,252,000	5.500		04/15/29	3,039,417
UWM Holdings LLC(b)
1,848,000	6.625		02/01/30	1,714,704
5,158,000	6.250		03/15/31	4,603,928
Velocity Commercial Capital LLC(b)
274,000	9.375		02/15/31	282,154
WS Escrow LLC(b)
2,130,000	7.750		06/01/33	2,203,038

				207,979,590

Electrical(a) – 3.8%
Alpha Generation LLC(b)
5,399,000	6.750		10/15/32	5,446,241
1,820,000	6.250		01/15/34	1,780,215
Atlantica Sustainable Infrastructure PLC(b)
867,000	4.125		06/15/28	851,039
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(b)
4,043,000	6.375		02/15/32	3,986,317
Clearway Energy Operating LLC(b)
1,675,000	4.750		03/15/28	1,653,661
1,220,000	3.750		02/15/31	1,119,301
Constellation Energy Generation LLC
4,550,000	4.625		02/01/29	4,512,963
2,200,000	5.000		02/01/31	2,186,118
1,200,000	3.750		03/01/31	1,134,780
Leeward Renewable Energy Operations LLC(b)
2,256,000	4.250		07/01/29	2,143,335
NRG Energy, Inc.
1,000,000	2.700	(b)	12/02/27	970,980
652,000	5.750		01/15/28	652,359
4,525,000	3.375	(b)	02/15/29	4,294,315
1,475,000	5.250	(b)	06/15/29	1,463,112
3,967,000	3.625	(b)	02/15/31	3,658,288
6,451,000	3.875	(b)	02/15/32	5,898,536

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical(a) – (continued)
$2,347,000	6.000	%(b)	02/01/33	$ 2,338,926
2,591,000	5.750	(b)	01/15/34	2,524,178
2,170,000	5.875	(b)	05/15/34	2,130,289
1,375,000	6.250	(b)	11/01/34	1,371,054
4,966,000	6.000	(b)	01/15/36	4,857,692
6,475,000	6.125	(b)	05/15/36	6,383,120
(5 yr. CMT + 5.920%)
2,747,000	10.250	(b)(d)	03/15/28	2,929,593
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(b)
4,844,000	4.500		08/15/28	4,731,716
PG&E Corp.
1,600,000	5.000		07/01/28	1,586,400
3,011,000	5.250		07/01/30	2,960,265
Talen Energy Supply LLC(b)
5,625,000	6.125		05/01/31	5,587,200
2,825,000	6.375		05/01/33	2,784,941
TransAlta Corp.
3,095,000	5.875		02/01/34	3,027,684
Vistra Operations Co. LLC(b)
8,645,000	5.000		07/31/27	8,645,951
10,231,000	4.375		05/01/29	9,990,367
2,000,000	6.875		04/15/32	2,065,300
VoltaGrid LLC(b)
8,282,000	7.375		11/01/30	8,324,238
XPLR Infrastructure Operating Partners LP(b)
360,000	7.250		01/15/29	371,365
2,677,000	8.375		01/15/31	2,844,848
1,349,000	8.625		03/15/33	1,441,069
1,206,000	7.750		04/15/34	1,263,309

				119,911,065

Electrical Components & Equipment(a)(b) – 0.4%
Energizer Holdings, Inc.
250,000	4.750		06/15/28	247,383
400,000	4.375		03/31/29	385,360
2,775,000	6.000		09/15/33	2,636,056
EnerSys
275,000	6.625		01/15/32	278,580
WESCO Distribution, Inc.
1,583,000	6.375		03/15/29	1,606,302
2,185,000	5.250		04/15/31	2,149,821
1,982,000	6.625		03/15/32	2,023,285
3,464,000	6.375		03/15/33	3,522,923

				12,849,710

Electronics(a)(b) – 0.3%
Coherent Corp.
425,000	5.000		12/15/29	415,850
Ingram Micro, Inc.
5,640,000	4.750		05/15/29	5,487,946
Sensata Technologies BV
247,000	4.000		04/15/29	237,994
Sensata Technologies, Inc.
3,547,000	3.750		02/15/31	3,304,137
480,000	6.625		07/15/32	491,352

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electronics(a)(b) – (continued)
TTM Technologies, Inc.
$20,000	4.000%	03/01/29	$ 19,182

			9,956,461

Energy-Alternate Sources(a)(b) – 0.1%
TerraForm Power Operating LLC
2,463,000	5.000	01/31/28	2,438,518
910,000	4.750	01/15/30	871,125

			3,309,643

Engineering & Construction(a)(b) – 0.3%
AECOM
600,000	6.000	08/01/33	596,706
Arcosa, Inc.
2,398,000	6.875	08/15/32	2,475,287
Artera Services LLC
1,941,000	8.500	02/15/31	1,768,231
Brundage-Bone Concrete Pumping Holdings, Inc.
3,495,000	7.500	02/01/32	3,584,577
Granite Construction, Inc.
135,000	6.375	06/15/34	135,080
Weekley Homes LLC/Weekley Finance Corp.
2,292,000	6.750	01/15/34	2,294,957

			10,854,838

Entertainment(a)(b) – 2.1%
Allwyn Entertainment Financing U.K. PLC
3,703,000	7.875	04/30/29	3,786,317
Brightstar Lottery PLC
1,983,000	5.250	01/15/29	1,958,510
Brightstar Lottery PLC/Brightstar Global Solutions Corp.
5,590,000	5.750	01/15/33	5,390,716
Caesars Entertainment, Inc.
6,225,000	4.625	10/15/29	5,924,021
2,099,000	7.000	02/15/30	2,106,745
500,000	6.500	02/15/32	478,385
Churchill Downs, Inc.
876,000	4.750	01/15/28	867,696
1,025,000	5.750	04/01/30	1,022,294
Cinemark USA, Inc.
2,700,000	5.250	07/15/28	2,684,097
Flutter Treasury DAC
2,622,000	5.875	06/04/31	2,593,106
Great Canadian Gaming Corp./Raptor LLC
1,100,000	8.750	11/15/29	1,110,186
Jacobs Entertainment, Inc.
1,150,000	6.750	02/15/29	1,132,819
Light & Wonder International, Inc.
575,000	6.250	10/01/33	564,920
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
3,073,000	4.875	05/01/29	2,983,545
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
3,136,000	8.250	04/15/30	3,260,750

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(a)(b) – (continued)
Motion Bondco DAC
$2,015,000	6.625%	11/15/27	$ 1,909,938
Penn Entertainment, Inc.
1,775,000	5.625	01/15/27	1,778,621
600,000	4.125	07/01/29	571,938
2,310,000	6.750	04/01/31	2,316,838
Pioneer Opco LLC
500,000	7.000	05/15/33	505,660
Rivers Enterprise Borrower LLC
1,200,000	6.250	10/15/30	1,205,460
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.
1,900,000	6.625	02/01/33	1,911,077
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
1,375,000	6.625	03/01/30	1,113,640
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC
1,067,000	8.625	01/15/32	1,079,174
Speedway Motorsports LLC/Speedway Funding II, Inc.
2,379,000	4.875	11/01/27	2,366,344
Voyager Parent LLC
11,136,000	9.250	07/01/32	11,834,450
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
1,025,000	5.125	10/01/29	1,014,463
2,200,000	7.125	02/15/31	2,304,852
400,000	6.250	03/15/33	396,496

			66,173,058

Environmental(a)(b) – 1.0%
Clean Harbors, Inc.
805,000	5.125	07/15/29	795,702
1,541,000	6.375	02/01/31	1,557,982
775,000	5.750	10/15/33	770,769
GFL Environmental Holdings U.S., Inc.
950,000	5.625	07/01/31	922,526
2,592,000	5.500	02/01/34	2,397,730
GFL Environmental, Inc.
1,420,000	4.000	08/01/28	1,384,983
4,879,000	4.750	06/15/29	4,754,732
1,875,000	4.375	08/15/29	1,803,731
3,163,000	6.750	01/15/31	3,203,170
Madison IAQ LLC
3,147,000	5.875	06/30/29	3,147,818
Reworld Holding Corp.
5,767,000	4.875	12/01/29	5,480,322
Waste Pro USA, Inc.
850,000	7.000	02/01/33	864,603
Wrangler Holdco Corp.
4,244,000	6.625	04/01/32	4,254,228

			31,338,296

Food & Drug Retailing(a)(b) – 1.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
2,940,000	3.500	03/15/29	2,767,628
1,928,000	4.875	02/15/30	1,839,794

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing(a)(b) – (continued)
$350,000	5.500%	03/31/31	$ 336,658
3,950,000	5.625	03/31/32	3,757,516
2,925,000	5.750	03/31/34	2,719,548
B&G Foods, Inc.
5,061,000	8.000	09/15/28	4,953,504
4,585,000	11.000	06/15/31	4,068,683
Chobani LLC/Chobani Finance Corp., Inc.
2,177,000	4.625	11/15/28	2,151,290
3,765,000	7.625	07/01/29	3,887,099
3,140,000	6.375	04/15/34	3,150,393
Fiesta Purchaser, Inc.
1,300,000	7.875	03/01/31	1,299,207
Ingles Markets, Inc.
2,769,000	4.000	06/15/31	2,568,691
Lamb Weston Holdings, Inc.
500,000	4.875	05/15/28	496,220
625,000	4.125	01/31/30	595,462
725,000	4.375	01/31/32	679,608
Performance Food Group, Inc.
4,285,000	4.250	08/01/29	4,142,695
1,633,000	6.125	09/15/32	1,639,173
Post Holdings, Inc.
500,000	4.625	04/15/30	481,600
1,900,000	4.500	09/15/31	1,763,086
1,942,000	6.250	02/15/32	1,953,031
1,175,000	6.500	03/15/36	1,146,083
U.S. Foods, Inc.
4,398,000	4.750	02/15/29	4,334,801
Viking Baked Goods Acquisition Corp.
1,460,000	8.625	11/01/31	1,466,220

			52,197,990

Food Service(a)(b) – 0.2%
TKC Holdings, Inc.
4,500,000	8.500	08/15/30	4,602,960
620,000	12.000	02/15/31	649,599

			5,252,559

Forest Products & Paper(a)(b) – 0.2%
Magnera Corp.
20,000	4.750	11/15/29	18,646
7,759,000	7.250	11/15/31	7,593,501

			7,612,147

Gaming(a)(b) – 0.1%
Boyd Gaming Corp.
2,325,000	4.750	06/15/31	2,220,422

Gas(a)(b) – 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
1,330,000	9.500	06/01/30	1,425,866
1,650,000	6.875	06/01/31	1,676,235

			3,102,101

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – 4.6%
Acadia Healthcare Co., Inc.(a)(b)
$1,000,000	5.000%		04/15/29	$ 981,340
1,000,000	7.375		03/15/33	1,032,600
Centene Corp.(a)
8,067,000	4.625		12/15/29	7,814,664
1,486,000	3.375		02/15/30	1,376,214
8,215,000	3.000		10/15/30	7,392,679
3,554,000	2.500		03/01/31	3,093,828
2,204,000	2.625		08/01/31	1,910,824
Charles River Laboratories International, Inc.(a)(b)
3,240,000	4.250		05/01/28	3,179,639
930,000	3.750		03/15/29	888,950
CHS/Community Health Systems, Inc.(a)(b)
775,000	6.000		01/15/29	764,251
4,330,000	6.125		04/01/30	3,643,305
1,892,000	5.250		05/15/30	1,750,327
174,000	4.750		02/15/31	155,008
2,535,000	9.750		01/15/34	2,568,209
Concentra Health Services, Inc.(a)(b)
1,800,000	6.875		07/15/32	1,852,092
DaVita, Inc.(a)(b)
10,625,000	4.625		06/01/30	10,238,037
5,425,000	3.750		02/15/31	5,006,407
Encompass Health Corp.(a)
366,000	4.500		02/01/28	362,058
Fortrea Holdings, Inc.(a)(b)
2,131,000	7.500		07/01/30	2,168,996
Global Medical Response, Inc.(a)(b)
3,611,000	7.375		10/01/32	3,689,539
IQVIA, Inc.(a)(b)
1,920,000	5.000		05/15/27	1,918,637
1,488,000	6.500		05/15/30	1,516,852
3,728,000	6.250		06/01/32	3,779,782
LifePoint Health, Inc.(a)(b)
8,104,000	5.375		01/15/29	7,702,690
600,000	9.875		08/15/30	630,402
3,380,000	8.375		02/15/32	3,401,193
627,000	10.000		06/01/32	602,183
3,280,000	7.000		05/01/34	3,062,044
Medline Borrower LP(a)(b)
8,228,000	5.250		10/01/29	8,154,195
Molina Healthcare, Inc.(a)(b)
4,608,000	3.875		11/15/30	4,256,870
46,000	3.875		05/15/32	41,180
43,000	6.250		01/15/33	42,555
MPH Acquisition Holdings LLC(a)(b)
3,675,000	5.750		12/31/30	2,829,787
(PIK 5.000%, Cash 6.500%)
1,174,906	11.500	(c)	12/31/30	1,107,596
National Mentor Holdings, Inc.(a)(b)
5,215,000	10.500		12/15/30	5,500,782
Prime Healthcare Services, Inc.(a)(b)
4,950,000	9.375		09/01/29	5,161,910
Select Medical Corp.(a)(b)
25,000	6.250		12/01/32	23,996

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
Surgery Center Holdings, Inc.(a)(b)
$3,458,000	7.250%		04/15/32	$ 3,467,025
Team Health Holdings, Inc.(a)(b)
1,958,000	8.375		06/30/28	1,956,825
(PIK 4.500%, Cash 9.000%)
3,701,002	13.500	(c)	06/30/28	3,778,649
TEAM Services Holding, Inc.(a)(b)
1,975,000	9.000		02/15/33	2,003,183
Tenet Healthcare Corp.
2,096,000	5.125	(a)	11/01/27	2,094,742
325,000	4.625	(a)	06/15/28	321,922
2,844,000	6.125	(a)	10/01/28	2,846,161
2,975,000	4.250	(a)	06/01/29	2,884,828
7,862,000	4.375	(a)	01/15/30	7,581,327
2,175,000	6.875		11/15/31	2,308,262
1,526,000	5.500	(a)(b)	11/15/32	1,503,034
768,000	6.000	(a)(b)	11/15/33	770,880
U.S. Acute Care Solutions LLC(a)(b)
5,069,000	9.750		05/15/29	4,725,220

				145,843,679

Holding Companies-Diversified(a)(b) – 0.1%
Clue Opco LLC
2,900,000	9.500		10/15/31	2,847,713

Home Builders(a) – 2.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
6,455,000	4.625		08/01/29	6,202,868
2,530,000	4.625		04/01/30	2,404,006
2,020,000	6.875		08/01/33	2,016,849
Beazer Homes USA, Inc.
3,434,000	7.250		10/15/29	3,479,260
875,000	7.500	(b)	03/15/31	879,366
385,000	8.000	(b)	01/15/32	393,759
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
725,000	6.250		09/15/27	725,718
4,180,000	5.000		06/15/29	3,967,656
5,110,000	4.875		02/15/30	4,762,622
Dream Finders Homes, Inc.(b)
725,000	6.875		09/15/30	707,781
Empire Communities Corp.(b)
1,875,000	9.750		05/01/29	1,931,231
Forestar Group, Inc.(b)
325,000	5.000		03/01/28	322,462
3,750,000	6.500		03/15/33	3,763,837
K Hovnanian Enterprises, Inc.(b)
1,591,000	8.000		04/01/31	1,623,488
1,516,000	8.375		10/01/33	1,540,180
KB Home
100,000	6.875		06/15/27	100,663
1,700,000	4.800		11/15/29	1,650,258
2,002,000	4.000		06/15/31	1,848,427
LGI Homes, Inc.(b)
608,000	8.750		12/15/28	624,167

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Home Builders(a) – (continued)
$5,483,000	7.000%		11/15/32	$ 5,350,476
M/I Homes, Inc.
2,665,000	4.950		02/01/28	2,642,161
2,108,000	3.950		02/15/30	1,985,567
Mattamy Group Corp.(b)
5,925,000	4.625		03/01/30	5,674,609
2,040,000	6.000		12/15/33	1,948,934
Risewell Homes, Inc.(b)
625,000	9.250		10/01/29	634,138
6,196,000	8.500		11/01/30	6,326,921
Shea Homes LP/Shea Homes Funding Corp.
2,300,000	4.750		02/15/28	2,267,938
1,450,000	4.750		04/01/29	1,409,473
STL Holding Co. LLC(b)
1,025,000	8.750		02/15/29	1,062,044
Taylor Morrison Communities, Inc.(b)
1,500,000	5.750		01/15/28	1,514,985
1,650,000	5.125		08/01/30	1,646,337
450,000	5.750		11/15/32	460,850
Tri Pointe Homes, Inc.
250,000	5.250		06/01/27	249,845
1,650,000	5.700		06/15/28	1,650,990

				73,769,866

Home Furnishings(a) – 0.4%
Somnigroup International, Inc.(b)
2,847,000	4.000		04/15/29	2,741,148
4,120,000	3.875		10/15/31	3,754,309
Whirlpool Corp.
200,000	6.125		06/15/30	181,880
500,000	7.500	(b)	07/01/31	496,875
4,700,000	6.500		06/15/33	3,981,793

				11,156,005

Household Products(a) – 0.2%
ACCO Brands Corp.(b)
6,810,000	4.250		03/15/29	6,413,726
Central Garden & Pet Co.
670,000	4.125		10/15/30	633,907
690,000	4.125	(b)	04/30/31	643,591

				7,691,224

Housewares(a) – 0.2%
Newell Brands, Inc.
150,000	8.500	(b)	06/01/28	156,606
125,000	6.375		05/15/30	126,289
1,850,000	6.625		05/15/32	1,870,128
750,000	7.500		04/01/46	695,917
Scotts Miracle-Gro Co.
1,750,000	4.000		04/01/31	1,625,890
2,200,000	4.375		02/01/32	2,038,036

				6,512,866

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance(a)(b) – 1.8%
Acrisure LLC/Acrisure Finance, Inc.
$4,583,000	8.250%	02/01/29	$ 4,393,630
3,475,000	8.500	06/15/29	3,315,220
3,415,000	7.500	11/06/30	3,304,525
340,000	6.750	07/01/32	312,746
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4,011,000	4.250	10/15/27	3,964,793
1,327,000	7.000	01/15/31	1,347,303
1,957,000	6.500	10/01/31	1,956,491
1,187,000	7.375	10/01/32	1,194,075
AmWINS Group, Inc.
2,220,000	4.875	06/30/29	2,138,171
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC
1,200,000	7.875	11/01/29	1,215,924
Asurion LLC/Asurion Co-Issuer, Inc.
12,371,000	8.000	12/31/32	12,509,184
4,445,000	8.375	02/01/34	4,050,906
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
2,360,000	7.125	05/15/31	2,381,452
Broadstreet Partners Group LLC
1,600,000	5.875	04/15/29	1,565,440
CRC Insurance Group LLC
4,583,000	7.125	06/01/31	4,576,767
HUB International Ltd.
1,000,000	5.625	12/01/29	999,050
125,000	7.250	06/15/30	128,799
200,000	7.375	01/31/32	204,490
Jones Deslauriers Insurance Management, Inc.
1,370,000	8.500	03/15/30	1,416,046
Nassau Cos., of New York
1,110,000	7.875	07/15/30	1,044,421
Ryan Specialty LLC
3,801,000	5.875	08/01/32	3,749,192

			55,768,625

Internet(b) – 1.0%
Angi Group LLC(a)
534,000	3.875	08/15/28	452,912
Arches Buyer, Inc.(a)
1,000,000	4.250	06/01/28	968,860
2,954,000	6.125	12/01/28	2,894,861
Cars.com, Inc.(a)
3,777,000	6.375	11/01/28	3,756,869
Gen Digital, Inc.(a)
1,200,000	6.750	09/30/27	1,201,860
5,909,000	7.125	09/30/30	5,998,580
2,980,000	6.250	04/01/33	2,933,810
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(a)
4,505,000	3.500	03/01/29	4,231,501
ION Platform Finance U.S., Inc./ION Platform Finance SARL(a)
840,000	9.000	08/01/29	783,737
Match Group Holdings II LLC(a)
250,000	4.125	08/01/30	233,918

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet(b) – (continued)
Rakuten Group, Inc.
$3,483,000	9.750%		04/15/29	$ 3,780,622
Snap, Inc.(a)
525,000	6.875		03/01/33	513,109
625,000	6.875		03/15/34	606,137
Wayfair LLC(a)
1,765,000	7.750		09/15/30	1,849,067
Ziff Davis, Inc.(a)
250,000	4.625		10/15/30	233,725

				30,439,568

Investment Companies(a) – 0.8%
Compass Group Diversified Holdings LLC(b)
2,410,825	5.250		04/15/29	2,299,397
FS KKR Capital Corp.
720,000	7.875		01/15/29	740,131
7,682,000	6.875		08/15/29	7,714,188
3,720,000	6.125		01/15/30	3,626,182
1,590,000	6.125		01/15/31	1,531,122
560,000	7.500		08/01/31	560,442
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3,278,000	9.750		01/15/29	3,264,298
5,267,000	4.375		02/01/29	4,592,824
500,000	10.000	(b)	11/15/29	500,525
2,034,000	9.000		06/15/30	1,938,829

				26,767,938

Iron/Steel(a) – 1.1%
Champion Iron Canada, Inc.(b)
585,000	7.875		07/15/32	599,695
Cleveland-Cliffs, Inc.(b)
675,000	4.625		03/01/29	655,202
1,060,000	6.875		11/01/29	1,070,261
2,975,000	6.750		04/15/30	2,992,999
4,659,000	7.500		09/15/31	4,754,323
480,000	7.000		03/15/32	481,243
3,695,000	7.375		05/01/33	3,733,354
2,625,000	7.625		01/15/34	2,656,526
Commercial Metals Co.
700,000	3.875		02/15/31	651,644
1,881,000	5.750	(b)	11/15/33	1,849,399
2,361,000	6.000	(b)	12/15/35	2,321,312
Mineral Resources Ltd.(b)
560,000	9.250		10/01/28	577,198
50,000	8.500		05/01/30	51,571
9,885,000	7.000		04/01/31	10,172,653
855,000	6.000		05/01/32	837,832
395,000	6.250		05/01/34	384,240

				33,789,452

Leisure Time(a)(b) – 1.0%
A&K Travel Group Holdings Ltd.
1,340,000	7.500		05/15/33	1,333,849
Acushnet Co.
2,929,000	5.625		12/01/33	2,873,818

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Leisure Time(a)(b) – (continued)
Carnival Corp. Ltd.
$2,550,000	5.750%	03/15/30	$ 2,556,324
3,410,000	5.750	08/01/32	3,383,334
Gaia Purchaser, Inc.
4,540,000	7.625	07/15/33	4,554,210
Lindblad Expeditions LLC
1,125,000	7.000	09/15/30	1,157,130
NCL Corp. Ltd.
4,575,000	7.750	02/15/29	4,750,497
2,225,000	6.250	03/01/30	2,207,000
2,936,000	6.750	02/01/32	2,877,662
550,000	6.250	09/15/33	522,659
NCL Finance Ltd.
1,891,000	6.125	03/15/28	1,901,476
Viking Cruises Ltd.
1,250,000	9.125	07/15/31	1,309,600
925,000	5.875	10/15/33	914,964
Viking Ocean Cruises Ship VII Ltd.
758,000	5.625	02/15/29	757,083

			31,099,606

Lodging(a) – 0.8%
Genting New York LLC/GENNY Capital, Inc.(b)
2,806,000	7.250	10/01/29	2,867,872
Hilton Domestic Operating Co., Inc.(b)
123,000	4.000	05/01/31	115,362
1,825,000	3.625	02/15/32	1,651,935
150,000	5.750	09/15/33	148,701
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(b)
4,878,000	5.000	06/01/29	4,732,587
Marriott Ownership Resorts, Inc.(b)
499,000	4.500	06/15/29	481,206
640,000	6.500	10/01/33	629,491
MGM Resorts International
375,000	5.500	04/15/27	375,634
3,725,000	4.750	10/15/28	3,689,091
2,075,000	6.125	09/15/29	2,088,176
2,075,000	6.500	04/15/32	2,061,409
Station Casinos LLC(b)
102,000	4.500	02/15/28	100,428
Studio City Finance Ltd.(b)
1,690,000	5.000	01/15/29	1,615,877
Travel & Leisure Co.(b)
103,000	4.500	12/01/29	99,283
1,311,000	4.625	03/01/30	1,260,867
31,000	6.125	09/01/33	30,452
Wyndham Hotels & Resorts, Inc.(b)
455,000	5.625	03/01/33	442,715
Wynn Macau Ltd.(b)
2,125,000	5.625	08/26/28	2,106,470
1,300,000	5.125	12/15/29	1,254,565

			25,752,121

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Machinery - Construction & Mining(a)(b) – 0.4%
BWX Technologies, Inc.
$999,000	4.125%		06/30/28	$ 974,025
5,058,000	4.125		04/15/29	4,856,388
Solaris Energy Infrastructure LLC
3,235,000	6.375		05/15/31	3,177,223
Terex Corp.
1,555,000	5.000		05/15/29	1,535,485
1,778,000	6.250		10/15/32	1,785,574

				12,328,695

Machinery-Diversified(a)(b) – 0.2%
Columbus McKinnon Corp.
355,000	7.125		02/01/33	357,915
Esab Corp.
3,807,000	6.250		04/15/29	3,847,468
400,000	5.625		04/01/31	395,664
Lsf12 Helix Parent LLC
1,065,000	7.125		02/01/33	1,045,468
Maxim Crane Works Holdings Capital LLC
1,950,000	11.500		09/01/28	2,023,125

				7,669,640

Media – 4.5%
AMC Global Media, Inc.(a)(b)
8,951,000	10.500		07/15/32	9,222,842
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
1,983,000	5.125	(b)	05/01/27	1,979,034
10,120,000	5.000	(b)	02/01/28	10,007,668
2,071,000	5.375	(b)	06/01/29	2,013,861
2,172,000	6.375	(b)	09/01/29	2,158,707
5,716,000	4.750	(b)	03/01/30	5,341,316
7,098,000	4.500	(b)	08/15/30	6,480,687
1,686,000	4.250	(b)	02/01/31	1,492,683
1,445,000	4.500		05/01/32	1,246,341
3,580,000	7.000	(b)	02/01/33	3,429,783
446,000	4.250	(b)	01/15/34	364,837
1,980,000	7.375	(b)	02/01/36	1,885,495
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
2,200,000	3.700		04/01/51	1,293,864
1,435,000	3.900		06/01/52	856,695
CSC Holdings LLC(a)(b)
3,750,000	5.500		04/15/27	2,319,863
4,325,000	5.375		02/01/28	2,504,867
1,538,000	11.750		01/31/29	880,797
200,000	6.500		02/01/29	113,592
1,169,000	4.125		12/01/30	657,025
1,801,000	3.375		02/15/31	1,009,803
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(a)(b)
3,710,000	10.000		02/15/31	3,876,727
410,000	9.250		06/01/32	419,660
Discovery Global Holdings, Inc.(a)
6,269,000	4.279		03/15/32	5,561,982
1,685,000	5.050		03/15/42	1,176,096
4,650,000	5.141		03/15/52	2,974,466

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
DISH DBS Corp.(f)
$725,000	7.375	%(a)	07/01/28	$ 694,702
1,000,000	5.125		06/01/29	905,520
Gray Media, Inc.(a)(b)
200,000	10.500		07/15/29	210,948
6,567,000	4.750		10/15/30	5,089,031
3,900,000	5.375		11/15/31	2,885,454
475,000	9.625		07/15/32	479,878
150,000	7.250		08/15/33	148,280
iHeartCommunications, Inc.(a)(b)
125,000	4.750		01/15/28	117,709
1,501,210	10.875		05/01/30	1,151,668
2,100,000	7.750		08/15/30	1,841,364
McGraw-Hill Education, Inc.(a)(b)
1,586,000	5.750		08/01/28	1,573,296
3,160,000	8.000		08/01/29	3,136,490
1,268,000	7.375		09/01/31	1,284,547
News Corp.(a)(b)
275,000	3.875		05/15/29	264,814
Nexstar Media, Inc.(a)(b)
1,735,000	4.750		11/01/28	1,702,972
2,850,000	6.500		09/15/33	2,836,662
2,555,000	7.250		04/15/34	2,561,541
Paramount Global
210,000	7.875		07/30/30	218,425
20,000	4.950	(a)	01/15/31	18,323
31,000	4.200	(a)	05/19/32	26,317
1,210,000	5.500		05/15/33	1,055,749
3,564,000	6.875		04/30/36	3,252,720
1,375,000	4.375		03/15/43	839,053
3,920,000	4.950	(a)	05/19/50	2,367,170
Sinclair Television Group, Inc.(a)(b)
6,755,000	8.125		02/15/33	6,961,365
Sirius XM Radio LLC(a)(b)
881,000	3.125		09/01/26	879,635
950,000	4.000		07/15/28	924,189
5,039,000	4.125		07/01/30	4,712,221
60,000	5.875		04/15/32	58,892
Sunrise FinCo I BV(a)(b)
670,000	4.875		07/15/31	628,721
Univision Communications, Inc.(a)(b)
2,000,000	4.500		05/01/29	1,896,320
745,000	8.500		07/31/31	743,592
5,921,000	9.375		08/01/32	5,924,789
2,750,000	8.875		04/15/33	2,662,990
Versant Media Group, Inc.(a)(b)
2,968,000	7.250		01/30/31	3,061,937
Virgin Media O2 Vendor Financing Notes VI DAC(a)(b)
1,950,000	8.500		03/15/33	1,251,705
Virgin Media Secured Finance PLC(a)(b)
2,925,000	5.500		05/15/29	2,626,094
2,542,000	4.500		08/15/30	2,088,507
VZ Secured Financing BV(a)(b)
1,150,000	5.000		01/15/32	943,069

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
$2,799,000	7.500%	01/15/33	$ 2,513,446

			141,808,796

Metal Fabricate & Hardware(a)(b) – 0.4%
Park-Ohio Industries, Inc.
2,730,000	8.500	08/01/30	2,852,850
Roller Bearing Co. of America, Inc.
7,995,000	4.375	10/15/29	7,767,062
TMS International Corp.
2,155,000	6.250	04/15/29	2,155,388

			12,775,300

Mining(a)(b) – 1.6%
Arsenal AIC Parent LLC
900,000	8.000	10/01/30	937,197
4,252,000	11.500	10/01/31	4,532,972
Capstone Copper Corp.
730,000	6.750	03/31/33	733,168
Century Aluminum Co.
915,000	6.875	08/01/32	930,820
Coeur Mining, Inc.
465,000	5.125	02/15/29	459,476
1,225,000	6.875	04/01/32	1,253,837
Compass Minerals International, Inc.
4,837,000	8.000	07/01/30	5,048,038
Constellium SE
2,853,000	3.750	04/15/29	2,724,872
Eldorado Gold Corp.
4,132,000	6.250	09/01/29	4,115,348
First Quantum Minerals Ltd.
2,975,000	8.625	06/01/31	3,086,563
2,813,000	8.000	03/01/33	2,916,884
2,937,000	7.250	02/15/34	2,985,644
4,698,000	6.375	02/15/36	4,527,932
Hudbay Minerals, Inc.
5,827,000	6.125	04/01/29	5,848,094
Novelis Corp.
2,755,000	4.750	01/30/30	2,645,737
150,000	6.875	01/30/30	153,849
1,985,000	3.875	08/15/31	1,801,884
PLS Group Ltd.
2,122,000	6.875	05/01/31	2,149,522
Skeena Resources Ltd.
2,345,000	8.500	04/01/31	2,447,875
Trekor Metals Ltd.
1,550,000	8.250	05/01/30	1,611,752

			50,911,464

Miscellaneous Manufacturing(a)(b) – 0.4%
Amsted Industries, Inc.
1,300,000	4.625	05/15/30	1,254,799
1,250,000	6.375	03/15/33	1,258,862
Axon Enterprise, Inc.
1,734,000	6.125	03/15/30	1,756,923
922,000	6.250	03/15/33	935,480

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Miscellaneous Manufacturing(a)(b) – (continued)
Calderys Financing II LLC(c) (PIK 12.500%, Cash 11.750%)
$2,509,625	11.750%	06/01/28	$ 2,561,173
Calderys Financing LLC
3,942,000	11.250	06/01/28	4,081,074
Trinity Industries, Inc.
725,000	7.750	07/15/28	739,826

			12,588,137

Office & Business Equipment(a)(b) – 0.0%
Zebra Technologies Corp.
375,000	6.500	06/01/32	379,301

Office Furnishings(a)(b) – 0.1%
HNI Corp.
2,664,000	5.125	01/18/29	2,626,597

Oil Field Services – 6.5%
Aethon United BR LP/Aethon United Finance Corp.(a)(b)
3,695,000	7.500	10/01/29	3,835,225
Archrock Services LP/Archrock Partners Finance Corp.(a)(b)
1,490,000	6.000	02/01/34	1,458,576
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)(b)
725,000	9.000	11/01/27	770,508
230,000	5.875	06/30/29	229,223
2,100,000	6.625	10/15/32	2,112,999
925,000	6.625	07/15/33	928,922
California Resources Corp.(a)(b)
822,000	7.000	01/15/34	804,837
Calumet Specialty Products Partners LP/Calumet Finance Corp.(a)(b)
580,000	9.750	02/15/31	620,339
CITGO Petroleum Corp.(a)(b)
405,000	8.375	01/15/29	415,753
CNX Resources Corp.(a)(b)
625,000	7.250	03/01/32	642,319
450,000	5.875	03/01/34	435,870
Comstock Resources, Inc.(a)(b)
2,235,000	6.750	03/01/29	2,201,274
6,275,000	5.875	01/15/30	5,910,673
Crescent Energy Finance LLC(a)(b)
1,455,000	9.750	10/15/30	1,547,320
1,159,000	7.625	04/01/32	1,171,691
2,361,000	7.875	04/15/32	2,404,749
1,560,000	7.375	01/15/33	1,567,238
3,444,000	8.375	01/15/34	3,552,417
CVR Energy, Inc.(a)(b)
1,071,000	7.500	02/15/31	1,084,805
1,997,000	7.875	02/15/34	2,028,173
DBR Land Holdings LLC(a)(b)
3,920,000	6.250	12/01/30	3,951,399
EnQuest PLC(a)(b)
4,249,000	9.875	04/30/31	4,410,037
Hilcorp Energy I LP/Hilcorp Finance Co.(a)(b)
2,025,000	6.250	11/01/28	2,032,675
3,050,000	5.750	02/01/29	3,043,412
675,000	6.000	04/15/30	668,129
480,000	6.000	02/01/31	468,038

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
$475,000	6.250%	04/15/32	$ 461,410
900,000	8.375	11/01/33	944,424
6,430,000	6.875	05/15/34	6,292,848
1,230,000	7.250	02/15/35	1,221,464
Ithaca Energy North Sea PLC(a)(b)
1,773,000	8.125	10/15/29	1,837,750
Kodiak Gas Services LLC(a)(b)
9,271,000	5.875	04/01/31	9,168,463
2,117,000	6.500	10/01/33	2,115,645
1,122,000	6.750	10/01/35	1,130,572
Kraken Oil & Gas Partners LLC(a)(b)
1,000,000	7.625	08/15/29	1,008,730
270,000	7.125	05/15/31	266,042
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.(a)(b)
365,000	6.625	08/15/34	365,142
Matador Resources Co.(a)(b)
2,974,000	6.500	04/15/32	2,969,361
2,745,000	6.000	04/15/34	2,653,564
Murphy Oil Corp.(a)
5,279,000	6.500	02/15/34	5,222,567
Nabors Industries, Inc.(a)(b)
2,725,000	9.125	01/31/30	2,851,958
8,930,000	8.875	08/15/31	9,194,685
3,010,000	7.625	11/15/32	3,069,297
Noble Finance II LLC(a)(b)
1,080,000	8.000	04/15/30	1,116,493
1,600,000	6.250	06/15/34	1,553,152
Par Petroleum LLC(a)(b)
1,765,000	7.375	06/01/34	1,826,457
PBF Holding Co. LLC/PBF Finance Corp.(a)(b)
4,190,000	9.875	03/15/30	4,487,239
4,721,000	7.875	09/15/30	4,898,321
670,000	7.250	06/01/34	680,419
Permian Resources Operating LLC(a)(b)
822,000	5.875	07/01/29	822,641
Precision Drilling Corp.(a)(b)
3,868,000	6.875	01/15/29	3,885,638
Range Resources Corp.(a)(b)
925,000	4.750	02/15/30	900,793
Seadrill Finance Ltd.(a)(b)
1,210,000	6.750	07/15/34	1,160,012
SESI LLC(a)(b)
2,135,000	7.875	09/30/30	2,159,873
SM Energy Co.(a)(b)
375,000	6.750	08/01/29	380,408
4,239,000	8.625	11/01/30	4,450,399
200,000	8.750	07/01/31	209,176
1,848,000	7.000	08/01/32	1,877,309
1,550,000	9.625	06/15/33	1,704,954
Star Holding LLC(a)(b)
970,000	8.750	08/01/31	991,350
Sunoco LP(a)(b)
1,075,000	5.875	07/15/27	1,075,763
711,000	4.500	10/01/29	691,156

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
$10,215,000	4.625%		05/01/30	$ 9,846,647
140,000	5.625		03/15/31	138,223
80,000	5.375		07/15/31	78,531
1,870,000	7.250		05/01/32	1,930,588
2,880,000	6.625		08/15/32	2,909,520
2,074,000	5.875		03/15/34	2,031,130
(5 yr. CMT + 4.230%)
10,304,000	7.875	(d)	09/18/30	10,562,940
Sunoco LP/Sunoco Finance Corp.(a)
2,424,000	4.500		05/15/29	2,358,576
4,867,000	4.500		04/30/30	4,697,385
Talos Production, Inc.(a)(b)
5,359,000	9.375		02/01/31	5,647,368
640,000	8.000		07/15/34	645,843
TGS ASA(a)(b)
270,000	8.500		01/15/30	282,045
Tidewater, Inc.(a)(b)
5,545,000	9.125		07/15/30	5,925,054
Transocean International Ltd.
4,770,000	8.250	(a)(b)	05/15/29	4,912,575
1,355,200	8.750	(a)(b)	02/15/30	1,406,196
4,026,000	7.500		04/15/31	4,031,958
2,925,000	8.500	(a)(b)	05/15/31	3,051,214
775,000	7.875	(a)(b)	10/15/32	807,318
Valaris Ltd.(a)(b)
725,000	8.375		04/30/30	750,709
WBI Operating LLC(a)(b)
3,580,000	6.250		10/15/30	3,578,890
2,500,000	6.500		10/15/33	2,494,675
Weatherford International Ltd.(a)(b)
2,082,000	6.750		10/15/33	2,106,984
Wildfire Intermediate Holdings LLC(a)(b)
900,000	7.500		10/15/29	927,468

				205,063,913

Packaging – 1.8%
Ardagh Group SA(a)(b)
3,291,000	9.500		12/01/30	3,487,440
(PIK 6.500%, Cash 5.500%)
1,250,050	11.000	(c)	12/01/30	1,157,534
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(a)(b)
3,350,000	3.250		09/01/28	3,220,523
5,599,000	4.000		09/01/29	5,319,834
920,000	6.250		01/30/31	926,274
Ball Corp.(a)
525,000	5.500		09/15/33	521,934
Cascades, Inc./Cascades USA, Inc.(a)(b)
4,889,000	6.750		07/15/30	4,969,326
Clydesdale Acquisition Holdings, Inc.(a)(b)
3,475,000	6.625		04/15/29	3,454,289
210,000	6.875		01/15/30	208,255
6,422,000	8.750		04/15/30	6,139,368
4,037,000	6.750		04/15/32	3,845,767

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Packaging – (continued)
Graphic Packaging International LLC(a)(b)
$1,425,000	3.500%		03/01/29	$ 1,350,686
1,100,000	6.375		07/15/32	1,098,636
Iris Holding, Inc.(a)(b)
1,750,000	10.000		12/15/28	1,463,613
Mauser Packaging Solutions Holding Co.(a)(b)
1,690,000	7.875		04/15/30	1,723,732
Owens-Brockway Glass Container, Inc.(a)(b)
1,488,000	9.500		06/01/33	1,463,790
Sealed Air Corp.(b)
3,080,000	6.875		07/15/33	3,010,022
Sword Purchaser LLC(a)(b)
3,345,000	8.250		04/15/33	3,421,433
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC(a)(b)
2,917,000	9.500		05/15/30	2,635,451
Trident TPI Holdings, Inc.(a)(b)
5,135,000	12.750		12/31/28	5,034,508
TriMas Corp.(a)(b)
1,475,000	4.125		04/15/29	1,411,605

				55,864,020

Pharmaceuticals – 1.7%
1261229 BC Ltd.(a)(b)
14,035,000	10.000		04/15/32	14,345,875
Adapthealth LLC(a)(b)
425,000	6.125		08/01/28	425,000
5,642,000	4.625		08/01/29	5,450,116
6,976,000	5.125		03/01/30	6,740,490
Amneal Pharmaceuticals LLC(a)(b)
1,268,000	6.875		08/01/32	1,306,065
Bausch Health Cos., Inc.(b)
896,000	4.875	(a)	06/01/28	839,283
2,992,000	11.000		09/30/28	3,060,966
BellRing Brands, Inc.(a)(b)
2,641,000	7.000		03/15/30	2,611,210
Endo Finance Holdings LP(a)(b)
994,000	8.500		04/15/31	1,046,473
HLF Financing SARL LLC/Herbalife International, Inc.(a)(b)
5,243,000	4.875		06/01/29	4,880,866
3,100,000	7.750		05/01/33	3,119,034
Option Care Health, Inc.(a)(b)
3,444,000	4.375		10/31/29	3,306,275
Organon & Co./Organon Foreign Debt Co-Issuer BV(a)(b)
1,500,000	5.125		04/30/31	1,485,630
Prestige Brands, Inc.(a)(b)
1,327,000	3.750		04/01/31	1,217,562
Teva Pharmaceutical Finance Netherlands III BV
1,983,000	6.000	(a)	12/01/32	2,021,649
4,538,000	4.100		10/01/46	3,345,141

				55,201,635

Pipelines – 3.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)(b)
500,000	5.750		01/15/28	499,935

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
$3,465,000	5.375%		06/15/29	$ 3,454,432
365,000	6.625		02/01/32	371,413
1,383,000	5.750		10/15/33	1,359,392
410,000	5.750		07/01/34	401,341
Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)(b)
100,000	7.000		07/15/29	102,683
295,000	7.250		07/15/32	303,027
Buckeye Partners LP(a)(b)
2,230,000	4.500		03/01/28	2,202,816
CNX Midstream Partners LP(a)(b)
364,000	4.750		04/15/30	348,778
Delek Logistics Partners LP/Delek Logistics Finance Corp.(a)(b)
5,322,000	7.375		06/30/33	5,446,801
Energy Transfer LP(a)
2,285,000	5.000		05/15/50	1,849,730
Excelerate Energy LP(a)(b)
1,180,000	8.000		05/15/30	1,238,386
Genesis Energy LP/Genesis Energy Finance Corp.(a)
2,359,000	6.750		03/15/34	2,352,017
Global Partners LP/GLP Finance Corp.(a)
1,005,000	6.875		01/15/29	1,010,447
4,425,000	8.250	(b)	01/15/32	4,612,354
2,752,000	7.125	(b)	07/01/33	2,789,840
Harvest Midstream I LP(a)(b)
750,000	7.500		05/15/32	768,570
Hess Midstream Operations LP(a)(b)
1,964,000	6.500		06/01/29	1,999,450
4,270,000	4.250		02/15/30	4,089,208
Howard Midstream Energy Partners LLC(a)(b)
50,000	7.375		07/15/32	51,675
1,470,000	6.625		01/15/34	1,486,479
1,985,000	6.625		01/15/35	1,984,127
NGL Energy Operating LLC/NGL Energy Finance Corp.(a)(b)
2,050,000	8.125		02/15/29	2,101,373
13,247,000	8.375		02/15/32	13,767,475
NuStar Logistics LP(a)
700,000	6.375		10/01/30	714,588
Plains All American Pipeline LP(a)(d) (3 mo. USD Term SOFR + 4.372%)
4,401,000	8.023		08/30/26	4,396,775
Rockies Express Pipeline LLC(b)
250,000	4.800	(a)	05/15/30	243,415
2,125,000	6.750	(a)	03/15/33	2,160,530
950,000	7.500		07/15/38	998,364
Summit Midstream Holdings LLC(a)(b)
2,801,000	8.625		10/31/29	2,907,158
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(b)
1,664,000	5.500		01/15/28	1,662,403
1,225,000	7.375		02/15/29	1,252,232
725,000	6.000		12/31/30	719,853
1,200,000	6.000		09/01/31	1,182,672
926,000	6.750		03/15/34	931,463
Venture Global Calcasieu Pass LLC(a)(b)
800,000	3.875		08/15/29	761,640
1,300,000	6.250		01/15/30	1,321,736

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
$1,430,000	4.125%		08/15/31	$ 1,326,311
3,295,000	6.000		05/01/36	3,261,325
Venture Global LNG, Inc.(a)(b)
4,951,000	9.500		02/01/29	5,306,828
2,615,000	7.000		01/15/30	2,656,631
3,111,000	9.875		02/01/32	3,312,717
1,600,000	6.625		06/15/36	1,568,352
(5 yr. CMT + 5.440%)
4,095,000	9.000	(d)	09/30/29	4,067,645
Venture Global Plaquemines LNG LLC(a)(b)
1,765,000	6.125		12/15/30	1,792,781
2,055,000	7.500		05/01/33	2,230,579
745,000	6.500		01/15/34	768,967
1,530,000	6.500		06/15/34	1,578,991
1,880,000	7.750		05/01/35	2,081,310
780,000	6.750		01/15/36	816,621

				104,613,636

Real Estate(a)(b) – 0.8%
CoreLogic, Inc.
1,930,000	9.000		08/01/31	1,901,996
1,160,000	12.000		02/01/32	1,086,328
Cushman & Wakefield U.S. Borrower LLC
670,000	6.750		05/15/28	671,521
2,896,000	8.875		09/01/31	3,032,778
Five Point Operating Co. LP
2,045,000	8.000		10/01/30	2,093,732
Greystar Real Estate Partners LLC
3,851,000	7.750		09/01/30	3,983,975
Howard Hughes Corp.
2,110,000	4.125		02/01/29	2,033,892
4,018,000	4.375		02/01/31	3,763,500
1,429,000	5.875		03/01/32	1,395,433
960,000	6.125		03/01/34	934,742
Hunt Cos., Inc.
3,225,000	5.250		04/15/29	3,151,277
Kennedy-Wilson, Inc.
800,000	7.000		06/01/31	815,008
1,300,000	7.250		06/01/33	1,316,016

				26,180,198

Real Estate Investment Trust(a) – 3.3%
Arbor Realty SR, Inc.(b)
575,000	8.500		12/15/28	553,817
Brandywine Operating Partnership LP
1,575,000	8.875		04/12/29	1,653,923
1,000,000	4.550		10/01/29	936,360
7,083,000	6.125		01/15/31	6,798,830
Diversified Healthcare Trust
8,840,000	4.750		02/15/28	8,680,526
1,705,000	7.250	(b)	10/15/30	1,748,153
3,735,000	4.375		03/01/31	3,414,724
Hudson Pacific Properties LP
3,199,000	4.650		04/01/29	3,012,946
330,000	3.250		01/15/30	289,021

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
Iron Mountain, Inc.(b)
$2,050,000	5.250%		03/15/28	$ 2,043,050
75,000	4.875		09/15/29	73,200
3,375,000	4.500		02/15/31	3,198,015
Millrose Properties, Inc.(b)
1,025,000	6.375		08/01/30	1,033,272
1,400,000	6.250		09/15/32	1,399,986
MPT Operating Partnership LP/MPT Finance Corp.
9,470,000	4.625		08/01/29	7,581,019
6,811,000	3.500		03/15/31	4,638,087
1,100,000	8.500	(b)	02/15/32	1,118,271
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer(b)
700,000	4.875		05/15/29	682,255
1,541,000	7.000		02/01/30	1,565,625
RHP Hotel Properties LP/RHP Finance Corp.(b)
1,590,000	4.500		02/15/29	1,554,432
1,450,000	6.500		04/01/32	1,474,418
1,445,000	5.750		03/15/34	1,415,320
Rithm Capital Corp.(b)
2,085,000	8.000		04/01/29	2,098,281
7,360,000	8.000		07/15/30	7,344,397
5,580,000	8.500		06/01/31	5,594,899
RLJ Lodging Trust LP(b)
3,255,000	4.000		09/15/29	3,102,633
SBA Communications Corp.
200,000	3.875		02/15/27	198,818
600,000	3.125		02/01/29	573,396
Starwood Property Trust, Inc.(b)
2,915,000	5.250		10/15/28	2,889,669
2,278,000	7.250		04/01/29	2,347,251
3,080,000	6.000		04/15/30	3,086,807
680,000	6.500		07/01/30	690,411
1,975,000	6.500		10/15/30	2,002,729
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(b)
350,000	6.000		01/15/30	334,614
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(b)
2,250,000	4.750		04/15/28	2,242,215
7,844,000	6.500		02/15/29	7,738,577
2,581,000	8.625		06/15/32	2,635,846
5,090,000	8.625		06/15/32	5,204,830
VICI Properties LP/VICI Note Co., Inc.(b)
1,050,000	4.625		12/01/29	1,025,598
XHR LP(b)
1,036,000	6.625		05/15/30	1,056,606

				105,032,827

Retailing – 5.1%
1011778 BC ULC/New Red Finance, Inc.(a)(b)
2,450,000	3.875		01/15/28	2,403,744
1,913,000	4.375		01/15/28	1,888,227
975,000	3.500		02/15/29	934,742
600,000	6.125		06/15/29	606,354
9,255,000	4.000		10/15/30	8,713,582

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Arko Corp.(a)(b)
$3,546,000	5.125%		11/15/29	$ 3,315,510
Asbury Automotive Group, Inc.(a)
1,972,000	4.625	(b)	11/15/29	1,915,936
1,505,000	4.750		03/01/30	1,460,949
415,000	5.000	(b)	02/15/32	395,350
Bath & Body Works, Inc.
280,000	6.875		11/01/35	283,027
638,000	6.750		07/01/36	630,465
Carvana Co.(a)(b)(c)
8,925,000	9.000		06/01/31	9,821,427
(PIK 13.000%, Cash 11.000%)
2,700,000	9.000		06/01/30	2,785,968
Cougar JV Subsidiary LLC(a)(b)
3,336,000	8.000		05/15/32	3,490,290
Ferrellgas LP/Ferrellgas Finance Corp.(a)(b)
2,739,000	5.875		04/01/29	2,675,127
1,064,000	9.250		01/15/31	1,118,094
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(a)(b)
2,475,000	6.750		01/15/30	2,430,425
FirstCash, Inc.(a)(b)
2,954,000	4.625		09/01/28	2,900,710
4,891,000	6.875		03/01/32	4,965,245
6,382,000	6.125		05/01/34	6,286,270
Gap, Inc.(a)(b)
675,000	3.625		10/01/29	635,067
2,450,000	3.875		10/01/31	2,221,292
Global Auto Holdings Ltd./AAG FH U.K. Ltd.(a)(b)
1,500,000	8.375		01/15/29	1,486,230
Group 1 Automotive, Inc.(a)(b)
3,347,000	4.000		08/15/28	3,229,755
805,000	6.375		01/15/30	809,556
Ken Garff Automotive LLC(a)(b)
1,302,000	4.875		09/15/28	1,289,852
Kohl’s Corp.(a)
870,000	5.550		07/17/45	597,586
LBM Acquisition LLC(a)(b)
2,762,000	6.250		01/15/29	1,780,219
6,163,000	9.500		06/15/31	5,201,387
LCM Investments Holdings II LLC(a)(b)
6,387,000	4.875		05/01/29	6,235,820
463,000	8.250		08/01/31	482,525
Lithia Motors, Inc.(a)(b)
699,000	4.625		12/15/27	695,694
2,549,000	3.875		06/01/29	2,446,989
1,265,000	5.500		10/01/30	1,249,883
1,764,000	4.375		01/15/31	1,670,808
Macy’s Retail Holdings LLC(a)
1,492,000	4.500		12/15/34	1,341,278
Men’s Wearhouse LLC(a)(b)
2,310,000	9.000		02/01/31	2,460,866
Michaels Cos., Inc.(a)(b)
4,890,000	8.500		03/15/33	4,846,919

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Murphy Oil USA, Inc.(a)(b)
$950,000	5.875%	06/01/34	$ 941,517
Nordstrom, Inc.(a)
740,000	4.375	04/01/30	707,803
Park River Holdings, Inc.(a)(b)
2,497,000	8.750	12/31/30	2,313,620
3,469,000	8.000	03/15/31	3,454,985
Patrick Industries, Inc.(a)(b)
2,201,000	4.750	05/01/29	2,149,805
5,795,000	6.375	11/01/32	5,717,579
PetSmart LLC/PetSmart Finance Corp.(a)(b)
6,939,000	7.500	09/15/32	7,018,660
1,329,000	10.000	09/15/33	1,322,302
QXO Building Products, Inc.(a)(b)
1,475,000	6.500	07/15/31	1,480,561
3,015,000	6.750	04/30/32	3,079,672
1,510,000	6.875	07/15/34	1,512,627
Sally Holdings LLC/Sally Capital, Inc.(a)
750,000	6.750	04/01/32	764,955
Sonic Automotive, Inc.(a)(b)
2,074,000	4.625	11/15/29	2,022,191
2,681,000	4.875	11/15/31	2,563,250
Specialty Building Products Holdings LLC/SBP Finance Corp.(a)(b)
2,631,000	7.750	10/15/29	2,499,292
Suburban Propane Partners LP/Suburban Energy Finance Corp.(a)(b)
6,346,000	5.000	06/01/31	5,980,407
670,000	6.500	12/15/35	644,654
Superior Plus LP/Superior General Partner, Inc.(a)(b)
8,913,000	4.500	03/15/29	8,600,867
Victra Holdings LLC/Victra Finance Corp.(a)(b)
1,020,000	8.750	09/15/29	1,039,604
White Cap Supply Holdings LLC(a)(b)
6,063,000	7.375	11/15/30	6,115,869
Yum! Brands, Inc.(a)
2,899,000	3.625	03/15/31	2,676,502

			160,309,890

Semiconductors(a)(b) – 0.1%
Entegris, Inc.
1,500,000	4.375	04/15/28	1,472,505
725,000	4.750	04/15/29	713,661
ON Semiconductor Corp.
2,570,000	3.875	09/01/28	2,479,407

			4,665,573

Software(a) – 2.6%
AthenaHealth Group, Inc.(b)
11,250,000	6.500	02/15/30	10,868,062
1,201,000	7.500	02/15/32	1,231,277
Clarivate Science Holdings Corp.(b)
725,000	3.875	07/01/28	702,090
1,457,000	4.875	07/01/29	1,343,092
Cloud Software Group LLC(b)
5,030,000	6.500	03/31/29	4,919,843
11,955,000	9.000	09/30/29	11,720,204

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(a) – (continued)
$6,680,000	8.250%		06/30/32	$ 6,322,820
280,000	6.625		08/15/33	244,488
CoreWeave, Inc.(b)
4,900,000	9.250		06/01/30	4,596,984
1,850,000	9.000		02/01/31	1,673,418
615,000	9.750		10/01/31	558,266
650,000	9.625		07/15/32	582,647
Elastic NV(b)
190,000	4.125		07/15/29	181,043
Fair Isaac Corp.(b)
3,823,000	4.000		06/15/28	3,708,539
4,030,000	6.000		05/15/33	3,901,443
OAK-Eagle Acquireco, Inc.(b)
6,175,000	7.250		07/01/33	6,402,240
6,285,000	8.750		07/01/34	6,614,837
Open Text Corp.(b)
4,405,000	3.875		12/01/29	4,059,516
Open Text Holdings, Inc.(b)
2,010,000	4.125		02/15/30	1,855,270
SS&C Technologies, Inc.(b)
3,600,000	5.500		09/30/27	3,598,668
Twilio, Inc.
4,897,000	3.625		03/15/29	4,700,875
523,000	3.875		03/15/31	488,472
UKG, Inc.(b)
330,000	6.875		02/01/31	323,298

				80,597,392

Telecommunication Services(a) – 4.9%
APLD ComputeCo 2 LLC(b)
9,825,000	6.750		03/15/31	9,607,474
APLD ComputeCo 3 LLC(b)
7,575,000	7.000		06/15/31	7,394,336
APLD ComputeCo LLC(b)
6,750,000	9.250		12/15/30	7,174,642
Black Pearl Compute LLC(b)
3,975,000	6.125		02/15/31	3,967,726
Ciena Corp.(b)
2,259,000	4.000		01/31/30	2,143,565
Cipher Compute LLC(b)
5,725,000	7.125		11/15/30	5,839,843
Connect Holding II LLC(b)
7,450,000	10.500		04/03/31	7,294,518
Core Scientific Finance I LLC(b)
8,044,000	7.750		05/15/31	7,880,224
Digicel International Finance Ltd./Difl U.S. LLC(b)
2,250,000	8.625		08/01/32	2,316,094
EchoStar Corp.
3,985,000	10.750		11/30/29	4,309,937
(PIK 6.750%, Cash 6.750%)
2,425,000	6.750	(c)	11/30/30	2,459,193
ELK Grove Village Property LLC(b)
2,280,000	7.500		06/15/31	2,194,112
Flash Compute LLC(b)
2,010,000	7.250		12/31/30	2,030,301

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services(a) – (continued)
Iliad Holding SAS(b)
$2,200,000	7.000%	10/15/28	$ 2,205,676
2,260,000	8.500	04/15/31	2,377,588
3,656,000	7.000	04/15/32	3,689,818
Level 3 Financing, Inc.(b)
128,000	3.750	07/15/29	122,109
3,200,000	6.875	06/30/33	3,240,480
4,722,000	7.000	03/31/34	4,806,382
4,475,000	8.500	01/15/36	4,653,195
875,000	7.500	02/15/37	868,691
Lumen Technologies, Inc.(b)
550,000	5.375	06/15/29	526,829
Meridian Arc Holdco LLC(b)
8,966,000	6.250	04/30/31	8,618,567
PR RNO Property Owner 1 LLC(b)
6,095,000	6.500	05/01/31	5,733,323
Qwest Corp.
1,700,000	6.500	09/01/51	1,276,785
Sable International Finance Ltd.(b)
2,335,000	7.125	10/15/32	2,301,993
SE Cosmos LLC(b)
1,400,000	8.875	05/01/31	1,382,122
Stingray Compute LLC(b)
2,210,000	6.000	06/15/31	2,159,524
SV RNO Property Owner 1 LLC(b)
7,543,000	5.875	03/01/31	7,013,632
Uniti Services LLC(b)
8,446,000	7.500	10/15/33	8,637,049
Viasat, Inc.(b)
3,078,000	6.500	07/15/28	3,056,700
5,847,000	7.500	05/30/31	5,850,801
Vmed O2 U.K. Financing I PLC(b)
3,268,000	4.750	07/15/31	2,581,132
1,970,000	7.750	04/15/32	1,655,864
1,250,000	6.750	01/15/33	1,000,375
Windstream Services LLC/Windstream Escrow Finance Corp.(b)
6,055,000	8.250	10/01/31	6,292,659
WULF Compute LLC(b)
4,590,000	7.750	10/15/30	4,768,597
Yondr JK 1 LLC(b)
1,300,000	6.875	06/30/31	1,238,237
Zayo Group Holdings, Inc.(b)(c) (PIK 6.500%, Cash 7.125%)
2,550,000	13.750	09/09/30	2,512,439

			153,182,532

Transportation(a)(b) – 0.7%
Danaos Corp.
3,953,000	6.875	10/15/32	4,043,603
GB AIT Buyer, Inc.
550,000	8.750	04/30/34	546,529
RXO, Inc.
2,913,000	6.375	05/15/31	2,906,154
Seaspan Corp. Pte. Ltd.
4,908,000	5.500	08/01/29	4,762,331

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Transportation(a)(b) – (continued)
Star Leasing Co. LLC
$3,780,000	7.625%	02/15/30	$ 3,680,321
Stonepeak Nile Parent LLC
3,065,000	7.250	03/15/32	3,159,617
Watco Cos. LLC/Watco Finance Corp.
2,887,000	7.125	08/01/32	2,967,720
XPO, Inc.
525,000	7.125	06/01/31	539,884
525,000	7.125	02/01/32	542,089

			23,148,248

TOTAL CORPORATE OBLIGATIONS (Cost $2,836,155,943)			$2,798,546,617

Bank Loans(g) – 3.0%
Aerospace & Defense – 0.1%
TransDigm, Inc.
(1 mo. USD Term SOFR + 2.250%)
$2,858,400	5.981%	03/22/30	$ 2,858,829
(1 mo. USD Term SOFR + 2.500%)
853,485	6.231	01/19/32	854,492

			3,713,321

Auto Parts & Equipment – 0.1%
Clarios Global LP
(1 mo. USD Term SOFR + 2.500%)
1,480,643	6.231	05/06/30	1,482,123
Tenneco, Inc.
(3 mo. USD Term SOFR + 5.000%)
500,000	8.742– 8.832	11/17/28	499,610

			1,981,733

Building Materials – 0.1%
CP Atlas Buyer, Inc.
(1 mo. USD Term SOFR + 5.250%)
2,897,420	8.981	07/08/30	2,508,094
EMRLD Borrower LP
(3 mo. USD Term SOFR + 2.250%)
1,816,241	5.916	05/31/30	1,815,405

			4,323,499

Chemicals – 0.2%
Ineos U.S. Finance LLC(h)
1,870,000	0.000	06/25/32	1,728,198
1,250,000	0.000	02/18/30	1,182,038
Olympus Water U.S. Holding Corp.
(3 mo. USD Term SOFR + 3.000%)
297,733	6.732	06/20/31	297,292
TPC Group, Inc.
(3 mo. USD Term SOFR + 5.750%)
2,833,530	9.418	12/16/31	2,744,529

			5,952,057

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(g) – (continued)
Commercial Services – 0.1%
Allied Universal Holdco LLC
(1 mo. USD Term SOFR + 3.250%)
$1,059,164	6.981%	08/20/32	$ 1,061,886
Crash Champions LLC
(3 mo. USD Term SOFR + 4.750%)
1,089,730	8.416	02/23/29	1,057,855
Mavis Tire Express Services Corp.
(6 mo. USD Term SOFR + 3.000%)
1,563,128	6.669	05/04/28	1,559,220
Signal Parent, Inc.
(3 mo. USD Term SOFR + 3.500%)
1,483,290	7.423	04/03/28	527,799

			4,206,760

Computers – 0.2%
Bingo Holdings I LLC
(3 mo. USD Term SOFR + 4.750%)
794,000	8.482	06/30/32	792,015
Fortress Intermediate 3, Inc.
(1 mo. USD Term SOFR + 3.000%)
4,297,550	6.675	06/27/31	4,279,629
McAfee LLC
(1 mo. USD Term SOFR + 3.000%)
843,577	6.731	03/01/29	760,729

			5,832,373

Containers & Packaging – 0.2%
Clydesdale Acquisition Holdings, Inc.
(1 mo. USD Term SOFR + 3.175%)
1,680,000	6.906	04/13/29	1,638,840
LABL, Inc.
(3 mo. USD Term SOFR + 2.375%)
1,307,355	6.023	05/11/33	1,090,008
Sword Purchaser LLC
(1 mo. USD Term SOFR + 4.000%)
3,830,000	7.731	04/11/33	3,682,966

			6,411,814

Entertainment – 0.1%
Crown Finance U.S., Inc.
(1 mo. USD Term SOFR + 4.500%)
351,226	8.167	12/02/31	352,252
Great Canadian Gaming Corp.
(3 mo. USD Term SOFR + 4.750%)
653,000	8.427	11/01/29	645,654
Peninsula Pacific Entertainment LLC
(6 mo. USD Term SOFR + 4.750%)
1,275,000	8.596	10/01/32	1,275,803

			2,273,709

Forest Products & Paper – 0.0%
Glatfelter Corp.
(3 mo. USD Term SOFR + 4.250%)
151,161	8.073	11/04/31	150,027

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(g) – (continued)
Health Care Services – 0.1%
LifePoint Health, Inc.
(3 mo. USD Term SOFR + 3.750%)
$2,072,717	7.503%	05/19/31	$ 1,974,264
MPH Acquisition Holdings LLC
(3 mo. USD Term SOFR + 3.750%)
853,918	7.573	12/31/30	853,704

			2,827,968

Insurance – 0.2%
Acrisure LLC
(1 mo. USD Term SOFR + 3.000%)
428,600	6.731	11/06/30	391,525
Asurion LLC
(3 mo. USD Term SOFR + 5.250%)
1,190,523	9.334	01/20/29	1,179,678
(3 mo. USD Term SOFR + 3.750%)
1,445,909	7.573	02/23/33	1,353,125
(3 mo. USD Term SOFR + 4.250%)
992,424	8.093	09/19/30	967,862
Truist Insurance Holdings LLC
(3 mo. USD Term SOFR + 4.750%)
1,700,000	8.482	05/06/32	1,630,589

			5,522,779

Internet(h) – 0.0%
Proofpoint, Inc.
744,657	0.000	08/30/30	731,164

Media – 0.7%
CSC Holdings LLC
(3 mo. U.S. (Fed) Prime Rate + 1.500%)
10,570,146	8.250	04/15/27	6,638,052
EW Scripps Co.
(1 mo. USD Term SOFR + 3.350%)
3,369,426	7.132	11/30/29	3,223,834
(1 mo. USD Term SOFR + 5.750%)
581,503	9.532	06/30/28	579,944
iHeartCommunications, Inc.
(1 mo. USD Term SOFR + 5.775%)
518,684	9.620	05/01/29	479,943
Radiate Holdco LLC
(1 mo. USD Term SOFR + 3.500%)
12,022,358	7.345	09/25/29	10,687,877

			21,609,650

Metal Fabricate & Hardware(h) – 0.1%
Worthington Steel, Inc.
1,805,000	0.000	06/01/33	1,810,866

Pharmaceuticals – 0.3%
Bausch Health Cos., Inc.
(1 mo. USD Term SOFR + 6.250%)
6,845,689	9.981	10/08/30	6,634,089

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(g) – (continued)
Pharmaceuticals – (continued)
Endo Luxembourg Finance Co. I SARL (1 mo. USD Term SOFR + 3.750%)
$2,317,311	7.481%		04/23/31	$ 2,318,770

				8,952,859

Retail – 0.4%
IRB Holding Corp.
(1 mo. USD Term SOFR + 2.500%)
3,159,816	6.231		12/16/30	3,164,745
LBM Acquisition LLC
(1 mo. USD Term SOFR + 3.750%)
2,720,275	7.574		06/06/31	2,167,161
Men’s Wearhouse, Inc.
(3 mo. USD Term SOFR + 5.750%)
1,671,277	9.414		01/28/31	1,683,294
Park River Holdings, Inc.
(3 mo. USD Term SOFR + 4.500%)
1,865,625	8.225		03/15/31	1,864,730
PetSmart, Inc.
(1 mo. USD Term SOFR + 4.000%)
2,681,525	7.724		08/18/32	2,685,547
Specialty Building Products Holdings LLC
(1 mo. USD Term SOFR + 3.750%)
2,075,741	7.581		10/16/28	1,930,439
White Cap Buyer LLC
(1 mo. USD Term SOFR + 3.250%)
664,120	6.981		10/19/29	662,878

				14,158,794

Software – 0.1%
CoreWeave Financing DDTL V LLC
(1 mo. USD Term SOFR + 4.500%)
872,843	8.120– 8.140		11/17/31	844,539
Electronic Arts, Inc.
2,000,000	0.000	(h)	03/24/33	2,010,260

				2,854,799

Transportation – 0.0%
Forward Air Corp.
(3 mo. USD Term SOFR + 4.500%)
160,000	8.343		12/19/30	153,672

TOTAL BANK LOANS (Cost $97,265,022)				$ 93,467,844

Shares	Dividend Rate	Value

Preferred Stocks(f) – 0.0%
Packaging(a) – 0.0%
Labels Buyer LLC
429	12.000%	$ 341,055

Post Secondary Education – 0.0%
Labels Buyer LLC
115	0.000	91,425

TOTAL PREFERRED STOCKS (Cost $ 494,601)		$ 432,480

Shares	Description	Value

Common Stocks(f) – 0.0%
Commercial Services & Supplies – 0.0%
957	Labels Buyer LLC	$ 79,431

Containers & Packaging – 0.0%
72	LABL, Inc.	5,976

TOTAL COMMON STOCKS (Cost $71,200)		$ 85,407

Units	Expiration Date	Value

Warrants(f) – 0.0%
Labels Buyer LLC
440	04/29/33	$ 825
(Cost $3,520)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 1.6%
U.S. Treasury Bills(e)
$600,000	0.000%	02/18/27	$ 587,535
U.S. Treasury Notes
2,300,000	3.500	10/31/27	2,279,965
3,200,000	3.375	02/29/28	3,158,125
19,640,000	3.875	03/31/28	19,520,319
1,090,000	3.750	04/30/28	1,080,846
2,245,000	4.000	05/31/28	2,234,564
21,205,000	3.875	06/30/30	20,814,033
400,000	3.625	08/31/30	388,531
1,400,000	3.875	09/30/32	1,352,422

TOTAL U.S. TREASURY OBLIGATIONS (Cost $52,051,295)			$ 51,416,340

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 1.6%
941,159	iShares Broad USD High Yield Corporate Bond ETF	$ 34,615,828
475,000	PGIM Active High Yield Bond ETF	16,406,500

TOTAL EXCHANGE TRADED FUNDS (Cost $51,714,321)		$ 51,022,328

Shares	Dividend Rate	Value

Investment Company(i) – 4.3%
Goldman Sachs Financial Square Government Fund – Institutional Shares
134,775,614	3.571%	$ 134,775,614
(Cost $134,775,614)

TOTAL INVESTMENTS – 99.2% (Cost $3,172,531,516)		$3,129,747,455

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		26,196,129

NET ASSETS – 100.0%		$3,155,943,584

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Pay-in-kind securities.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on July 31, 2026.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Security is currently in default and/or non-income producing.

(g)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on July 31, 2026. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(h)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(i)	Represents an affiliated issuer.

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At July 31, 2026, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

CoreWeave Financing DDTL V LLC due 11/17/31	$1,140,412	$1,163,683	$(2,917)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased	Currency Sold	Settlement Date	Unrealized Gain

State Street Bank and Trust	USD 25,705	EUR 22,133	09/16/26	$134

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At July 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	568	09/21/26	$61,344,000	$(521,684)
20 Year U.S. Treasury Bonds	81	09/21/26	8,773,313	(219,169)
iBoxx iShares $High Yield Corporate Bond Index	520	09/01/26	95,032,600	314,600
Ultra 10-Year U.S. Treasury Notes	29	09/21/26	3,181,391	(27,859)
Ultra Long U.S. Treasury Bonds	8	09/21/26	877,500	(40,875)

Total				$(494,987)

Short position contracts:
2 Year U.S. Treasury Notes	(43)	09/30/26	(8,841,203)	16,826
5 Year U.S. Treasury Notes	(768)	09/30/26	(81,390,000)	490,265
Ultra Long U.S. Treasury Bonds	(15)	09/21/26	(1,645,313)	47,516

Total				$554,607

TOTAL FUTURES CONTRACTS				$59,620

SWAP CONTRACTS — At July 31, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at July 31, 2026(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Ind 46	5.000%	3.121%	06/20/31	$44,253	$3,595,913	$3,406,585	$189,328

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
CVR	— Contingent Value Rights
ETF	— Exchange Traded Fund
LLC	— Limited Liability Company
LP	— Limited Partnership
PIK	— Payment in kind
PLC	— Public Limited Company
SOFR	— Secured Overnight Financing Rate

Abbreviation:
CDX.NA.HY Ind 46	— CDX North America High Yield Index 46

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Fund (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in the Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of July 31, 2026:

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$2,798,546,617	$—
Bank Loans	—	93,467,844	—
U.S. Treasury Obligations	51,416,340	—	—
Preferred Stocks	—	432,480	—
Common Stock and/or Other Equity Investments(a)
North America	—	85,407	—
Warrants	—	825	—
Exchange Traded Funds	51,022,328	—	—
Investment Company	134,775,614	—	—

Total	$237,214,282	$2,892,533,173	$—

Liabilities
Unfunded Loan Commitments(b)	$—	$(2,917)	$—

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$134	$—
Futures Contracts	869,207	—	—
Credit Default Swap Contracts	—	189,328	—

Total	$869,207	$189,462	$—

Liabilities(b)
Futures Contracts	$(809,587)	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Fund’s risks include, but are not limited to, the following:

Asset Allocation Risk — The Funds’ allocations to the various asset classes may cause the Fund to underperform other funds with a similar investment objective.

Derivatives Risk — The Fund’s use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Fund will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk— Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Index/Tracking Error Risk — To the extent that an index-tracking strategy or implementation of a sub-strategy by a transition manager is used with respect to a portion of a Fund’s assets, including through investment in an ETF that seeks to track an index or implementation of an index-tracking strategy, the Fund will be negatively affected by general declines in the securities and asset classes represented in the relevant index. There is no guarantee that the Fund, or relevant portion of the Fund, will achieve a high degree of correlation to the relevant index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability, or the ability of an ETF in which it invests, to adjust its exposure to the required levels in order for the relevant portion of the Fund to track the relevant index. In addition, because that portion of the Fund is not “actively” managed, unless a specific security is removed from the relevant index, the Fund or an ETF in which it invests generally would not sell a security because the security’s issuer was in financial trouble. At times when an index-tracking strategy is used with respect to a portion of the Fund’s assets, the Fund’s performance could be lower than funds that may actively shift all of their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Fund with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited, to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates or deteriorating market conditions may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender or counterparty (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, and have a claim on the assets of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. Nevertheless, senior loans may become subordinated to other debt holders and creditors. Senior loans are usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Fund’s performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those investments and the overall market environment. The Fund’s Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Fund. Because the Fund’s Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Fund, the Fund may be subject to greater counterparty risk than if it was managed directly by the Investment Adviser.